UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



      Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:            Symmetry Peak Management LLC

Address:         555 East Lancaster Avenue
                 Suite 660
                 Radnor, PA 19087


13F File Number:  028-12150

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Gregory A. Boye
Title:  Chief Financial Officer
Phone:  484-588-4116


Signature, Place and Date of Signing:


/s/ Gregory A. Boye             Radnor, Pennsylvania      February 14, 2011
-------------------            --------------------       -----------------
     [Signature]                   [City, State]               [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



List of Other Managers Reporting for this Manager:  None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  46

Form 13F Information Table Value Total: $288,697
                                        (thousands)


List of Other Included Managers: NONE

                                                     FORM 13F INFORMATION TABLE


COLUMN 1                      COLUMN  2      COLUMN 3     COLUMN 4       COLUMN 5       COLUMN 6   COLUMN 7         COLUMN 8

                              TITLE                       VALUE      SHRS OR SH/ PUT/  INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                OF CLASS       CUSIP        (x1000)    PRN AMT PRN CALL  DISCRETION  MANAGERS     SOLE    SHARED  NONE
A123 SYS INC                  COM            03739T108       172      18,000 SH           SOLE      NONE         18,000
ARUBA NETWORKS INC            COM            043176106     5,318     254,700 SH           SOLE      NONE        254,700
ARUBA NETWORKS INC            COM            043176106     4,896     234,500     CALL     SOLE      NONE        234,500
ARUBA NETWORKS INC            COM            043176106     2,088     100,000     PUT      SOLE      NONE        100,000
BLUEFLY INC                   COM NEW        096227301        53      18,390 SH           SOLE      NONE         18,390
BODY CENT CORP                COM            09689U102     2,142     150,114 SH           SOLE      NONE        150,114
BRAVO BRIO RESTAURANT GROUP   COM            10567B109     1,728      90,132 SH           SOLE      NONE         90,132
CALIX INC                     COM            13100M509    14,602     864,024 SH           SOLE      NONE        864,024
CHINA GREEN AGRICULTURE INC   COM            16943W105     2,817     313,000     PUT      SOLE      NONE        313,000
DELL INC                      COM            24702R101     2,710     200,000     CALL     SOLE      NONE        200,000
DEMANDTEC INC                 COM NEW        24802R506       163      15,000 SH           SOLE      NONE         15,000
FORMFACTOR INC                COM            346375108     1,425     160,517 SH           SOLE      NONE        160,517
FORTINET INC                  COM            34959E109    11,764     363,643 SH           SOLE      NONE        363,643
FORTINET INC                  COM            34959E109     1,618      50,000     PUT      SOLE      NONE         50,000
GREEN MTN COFFEE ROASTERS IN  COM            393122106     8,997     273,800     PUT      SOLE      NONE        273,800
HANSEN MEDICAL INC            COM            411307101     1,602   1,075,207 SH           SOLE      NONE      1,075,207
HECKMANN CORP                 COM            422680108     4,430     880,700 SH           SOLE      NONE        880,700
HECKMANN CORP                 COM            422680108     1,573     312,800     CALL     SOLE      NONE        312,800
INFINERA CORPORATION          COM            45667G103     2,097     203,028 SH           SOLE      NONE        203,028
INFINERA CORPORATION          COM            45667G103     8,181     792,000     CALL     SOLE      NONE        792,000
KENEXA CORP                   COM            488879107       436      20,000 SH           SOLE      NONE         20,000
KONGZHONG CORP                SPONSORED ADR  50047P104     7,101   1,001,600 SH           SOLE      NONE      1,001,600
KONGZHONG CORP                SPONSORED ADR  50047P104       532      75,000     CALL     SOLE      NONE         75,000
LEAPFROG ENTERPRISES INC      CL A           52186N106     1,051     189,305 SH           SOLE      NONE        189,305
LITHIA MTRS INC               CL A           536797103       584      40,900 SH           SOLE      NONE         40,900
LITHIA MTRS INC               CL A           536797103     3,578     250,400     CALL     SOLE      NONE        250,400
MBIA INC                      COM            55262C100       600      50,000 SH           SOLE      NONE         50,000
MELLANOX TECHNOLOGIES LTD     SHS            M51363113     2,692     102,869 SH           SOLE      NONE        102,869
MELLANOX TECHNOLOGIES LTD     SHS            M51363113     8,552     326,800     CALL     SOLE      NONE        326,800
NETLOGIC MICROSYSTEMS INC     COM            64118B100     3,041      96,802 SH           SOLE      NONE         96,802
NETLOGIC MICROSYSTEMS INC     COM            64118B100     1,256      40,000     CALL     SOLE      NONE         40,000
NETSUITE INC                  COM            64118Q107     2,844     113,768 SH           SOLE      NONE        113,768
NETSUITE INC                  COM            64118Q107       350      14,000     PUT      SOLE      NONE         14,000
ODYSSEY MARINE EXPLORATION I  COM            676118102     2,844   1,023,000 SH           SOLE      NONE      1,023,000
POWERSHARES QQQ TRUST         UNIT SER 1     73935A104    76,244   1,400,000     PUT      SOLE      NONE      1,400,000
RIVERBED TECHNOLOGY INC       COM            768573107     3,880     110,318 SH           SOLE      NONE        110,318
SPDR GOLD TRUST               GOLD SHS       78463V107     6,908      49,800     PUT      SOLE      NONE         49,800
SPDR S&P 500 ETF TR           TR UNIT        78462F103    47,156     375,000     PUT      SOLE      NONE        375,000
STEC INC                      COM            784774101     3,410     193,200 SH           SOLE      NONE        193,200
STEC INC                      COM            784774101     3,530     200,000     CALL     SOLE      NONE        200,000
SUCCESSFACTORS INC            COM            864596101     3,255     112,392 SH           SOLE      NONE        112,392
SUCCESSFACTORS INC            COM            864596101     2,896     100,000     PUT      SOLE      NONE        100,000
SUNPOWER CORP                 COM CL A       867652909     4,053     315,900     CALL     SOLE      NONE        315,900
SUPPORT COM INC               COM            86858W101    19,943   3,077,645 SH           SOLE      NONE      3,077,645
SYCAMORE NETWORKS INC         COM NEW        871206405     2,153     104,559 SH           SOLE      NONE        104,559
YONGYE INTL INC               COM            98607B106     1,431     170,300     PUT      SOLE      NONE        170,300


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